General Meeting of Shareholders, Approved Stock Repurchase Plans (Detail) (Repurchase at General Meetings Resolution, JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2009
Repurchase at General Meetings Resolution
Equity, Class of Treasury Stock [Line Items]
Date of the general meeting of shareholders that approved stock repurchase	Jun. 20, 2008
Term of repurchase	June 21, 2008 - June 20, 2009
Approved maximum number of treasury stock to be repurchased (shares)	900,000
Approved maximum budget for share repurchase	¥ 150,000